UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Emerging Market Debt Portfolio

BlackRock International Bond Portfolio

BlackRock Strategic Income Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Chile — 1.2%
Banco del Estado de Chile,
4.13%, 10/07/20	USD	450	$446,580
Codelco, Inc.,
6.15%, 10/24/36		100	118,478

			565,058

Ireland — 0.7%
Vnesheconombank Via VEB Finance Ltd.,
6.90%, 7/09/20(a)		270	295,299

Kazakhstan — 2.7%
Eurasian Development Bank,
7.38%, 9/29/14(a)		140	151,002
KazMunaiGaz Finance Sub BV:
11.75%, 1/23/15(a)		380	480,700
7.00%, 5/05/20		550	606,375

			1,238,077

Malaysia — 0.8%
Petronas Capital Ltd.:
5.25%, 8/12/19(a)		150	165,065
7.88%, 5/22/22		150	204,619

			369,684

Mexico — 2.9%
Pemex Project Funding Master Trust,
5.75%, 3/01/18		180	197,268
Petroleos Mexicanos:
4.88%, 3/15/15(a)		500	539,311
6.63%, 6/15/35(a)		540	589,912

			1,326,491

Netherlands — 1.0%
Indosat Palapa Co. BV,
7.38%, 7/29/20(a)		140	154,350
Kazakhstan Temir Zholy Finance BV,
6.38%, 10/06/20(a)		300	299,628

			453,978

Venezuela — 1.2%
Petroleos de Venezuela SA,
5.25%, 4/12/17		950	551,000

Total Corporate Bonds — 10.5%			4,799,587

Foreign Agency Obligations
Russia — 4.1%
Gaz Capital SA,
7.29%, 8/16/37		140	155,834
Morgan Stanley Bank AG for OAO Gazprom,
9.63%, 3/01/13		400	454,600
RSHB Capital SA:
9.00%, 6/11/14(a)		200	229,500
9.00%, 6/11/14		900	1,034,460

Total Foreign Agency Obligations — 4.1%			1,874,394

Foreign Government Obligations
Argentina — 4.0%
Republic of Argentina:
7.00%, 10/03/15		445	394,403
8.28%, 12/31/33		1,557	1,294,820
2.50%, 12/31/38(b)		320	129,920

			1,819,143

Brazil — 6.0%
Federative Republic of Brazil:
8.00%, 1/15/18		450	537,975
5.88%, 1/15/19		200	234,500
4.88%, 1/22/21		310	340,225
8.88%, 4/15/24		50	73,375
7.13%, 1/20/37		1,065	1,400,475
11.00%, 8/17/40		40	55,400
5.63%, 1/07/41		100	109,750

			2,751,700

Colombia — 3.2%
Republic of Colombia:
7.38%, 1/27/17		260	320,450
7.38%, 3/18/19		550	695,750
7.75%, 4/14/21	COP	96,000	62,420
7.38%, 9/18/37	USD	275	362,313

			1,440,933

Croatia — 2.2%
Croatia:
6.75%, 11/05/19(a)		160	174,800
6.63%, 7/14/20(a)		790	854,187

			1,028,987

Dominican Republic — 0.3%
Dominican Republic International Bonds,
7.50%, 5/06/21(a)		140	157,710

El Salvador — 0.9%
Republic of El Salvador:
7.38%, 12/01/19(a)		100	111,000
7.65%, 6/15/35		270	293,625

			404,625

Indonesia — 5.0%
Republic of Indonesia:
7.50%, 1/15/16(a)		190	231,572
6.88%, 3/09/17		250	301,952
6.88%, 1/17/18(a)		200	241,500
6.88%, 1/17/18		300	362,250
11.63%, 3/04/19(a)		100	155,000
5.88%, 3/13/20		200	231,260
5.88%, 3/13/20(a)		170	196,146

Portfolio Abbreviations

To simplify the listings of fund holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar	LIBOR	London Interbank Offered Rate
	BRL	Brazil Real	MXIBTIIE	Mexican Interbank Interest Rate
	BZDIOVRA	Brazil Interbank Deposit Rate	MXN	Mexican Peso
	CAD	Canadian Dollar	MYR	Malaysian Ringgit
	CHF	Swiss Francs	NOK	Norwegian Krone
	CNY	Chinese Yuan	NZD	New Zealand Dollar
	COP	Colombian Peso	PLN	Polish Zloty
	CZK	Czech Koruna	PRIBOR	Prague Interbank Offered Rate
	DKK	Danish Krone	RB	Revenue Bonds
	EUR	Euro	RUB	Russian Rouble
	GBP	British Pound	SEK	Swedish Krona
	GO	General Obligation	SGD	Singapore Dollar
	HUF	Hungarian Forint	TRY	Turkish Lira
	INR	Indian Rupee	USD	United States Dollar
	JPY	Japanese Yen	ZAR	South African Rand
	KRW	South Korean Won

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Government Obligations
Indonesia (concluded)
6.63%, 2/17/37	USD	100	$121,422
6.63%, 2/17/37(a)		130	158,275
7.75%, 1/17/38		200	273,500

			2,272,877

Lithuania — 0.5%
Republic of Lithuania,
7.38%, 2/11/20(a)		197	220,080

Malaysia — 0.1%
Malaysia Government,
7.50%, 7/15/11		35	36,759

Mexico — 7.6%
United Mexican States:
5.63%, 1/15/17		295	337,480
5.13%, 1/15/20		505	564,337
8.30%, 8/15/31		400	571,000
6.05%, 1/11/40		1,732	1,983,140

			3,455,957

Pakistan — 0.2%
Islamic Republic of Pakistan,
6.88%, 6/01/17		100	90,250

Panama — 1.9%
Republic of Panama:
8.88%, 9/30/27		290	421,225
9.38%, 4/01/29		288	436,320

			857,545

Peru — 1.5%
Republic of Peru:
9.88%, 2/06/15		112	145,040
7.35%, 7/21/25		200	259,500
6.55%, 3/14/37		220	266,750

			671,290

Philippines — 4.1%
Republic of Philippines:
9.38%, 1/18/17		220	300,586
7.75%, 1/14/31		570	758,100
6.38%, 1/15/32		250	291,250
6.38%, 10/23/34		445	518,425

			1,868,361

Poland — 2.1%
Poland Government International Bond:
3.88%, 7/16/15		550	572,087
6.38%, 7/15/19		322	379,371

			951,458

Russia — 11.9%
Russia Federation,
7.50%, 3/31/30(c)		4,544	5,426,343

South Africa — 2.9%
Republic of South Africa:
6.50%, 6/02/14		220	250,250
6.88%, 5/27/19		280	342,300
5.50%, 3/09/20		670	748,725

			1,341,275

Turkey — 5.7%
Republic of Turkey:
9.50%, 1/15/14		400	484,000
7.25%, 3/15/15		150	175,875
7.50%, 7/14/17		320	388,000
11.88%, 1/15/30		695	1,228,413
8.00%, 2/14/34		155	202,275
6.88%, 3/17/36		95	110,438

			2,589,001

Ukraine — 1.6%
Ukraine Government:
6.58%, 11/21/16(a)		100	97,458
6.58%, 11/21/16		230	224,618
7.75%, 9/23/20(a)		430	431,613

			753,689

Uruguay — 0.8%
Republic of Uruguay,
7.63%, 3/21/36		272	350,488

Venezuela — 5.9%
Republic of Venezuela:
7.00%, 12/01/18		70	46,375
7.65%, 4/21/25		30	18,300
9.25%, 9/15/27		2,157	1,580,003
9.25%, 5/07/28		680	460,360
9.38%, 1/13/34		665	452,200
7.00%, 3/31/38		270	152,550

			2,709,788

Total Foreign Government Obligations — 68.4%			31,198,259

U.S. Treasury Obligations
U.S. Treasury Bonds,
3.88%, 8/15/40		500	516,875
U.S. Treasury Notes,
2.63%, 8/15/20		300	302,812

Total U.S. Treasury Obligations — 1.8%			819,687

Total Long-Term Investments (Cost — $35,191,952) — 84.8%			38,691,927

	Shares
Short-Term Securities
Brown Brothers Harriman & Co.,
0.14%(d)		5,554,499	5,554,499

Total Short-Term Securities (Cost — $5,554,499) — 12.2%			5,554,499

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
USD Currency, Strike Price BRL 1.80, Expires 11/22/10		80	5,424
USD Currency, Strike Price JPY 87, Expires 10/20/10		96	1,129

			6,553

Exchange-Traded Put Options Purchased
EUR Currency, Strike Price USD 1.29, Expires 12/22/10		126	14,291
USD Currency, Srike Price CHF 0.95, Expires 12/03/10		106	11,394

			25,685

Total Options Purchased (Cost — $45,129*) — 0.0%			32,238

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $40,791,580*) — 97.0%	$44,278,664
Other Assets Less Liabilities — 3.0%	1,353,864

Net Assets — 100.0%	$45,632,528

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$40,963,385

Gross unrealized appreciation	$3,335,764
Gross unrealized depreciation	(20,485)

Net unrealized appreciation	$3,315,279

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	692,889	USD	710,000	UBS AG	10/01/10	$(4,877)
USD	370,000	CHF	361,083	Goldman Sachs Bank USA	10/01/10	2,542
USD	340,000	CHF	331,806	Morgan Stanley Capital Markets, Inc.	10/01/10	2,335
BRL	1,311,280	USD	773,982	Deutsche Bank AG	10/04/10	1,006
BRL	1,288,340	USD	740,000	Deutsche Bank AG	10/04/10	20,774
BRL	61,828	USD	36,494	Goldman Sachs Bank USA	10/04/10	47
BRL	379,570	USD	224,041	Royal Bank of Scotland Plc	10/04/10	291
BRL	436,433	USD	255,000	Royal Bank of Scotland Plc	10/04/10	2,939
CHF	355,000	HUF	79,821,750	Goldman Sachs Bank USA	10/04/10	(32,433)
HUF	78,199,400	CHF	355,000	Royal Bank of Scotland Plc	10/04/10	24,431
USD	760,442	BRL	1,288,340	Commerzbank	10/04/10	(989)
USD	740,000	BRL	1,311,280	Deutsche Bank AG	10/04/10	(34,320)
USD	35,000	BRL	61,828	Goldman Sachs Bank USA	10/04/10	(1,541)
USD	257,604	BRL	436,433	Royal Bank of Canada	10/04/10	(335)
USD	220,000	BRL	379,570	Royal Bank of Scotland Plc	10/04/10	(4,139)
CNY	10,475,675	USD	1,550,000	Deutsche Bank AG	10/14/10	15,644
AUD	860,000	USD	767,980	Citibank, N.A.	10/20/10	61,184
EUR	50,000	PLN	201,060	Royal Bank of Scotland Plc	10/20/10	(909)
EUR	710,000	USD	957,674	Royal Bank of Scotland Plc	10/20/10	10,096
JPY	54,375,561	USD	655,000	BNP Paribas	10/20/10	(3,525)
JPY	59,413,187	USD	695,000	BNP Paribas	10/20/10	16,831
PLN	188,000	USD	58,990	Citibank, N.A.	10/20/10	5,586
USD	748,899	AUD	871,000	UBS AG	10/20/10	(90,870)
USD	116,155	TRY	179,000	UBS AG	10/20/10	(7,156)
USD	830,993	JPY	69,923,000	UBS AG	10/20/10	(6,756)
USD	540,030	JPY	45,450,000	UBS AG	10/20/10	(4,508)
MXN	5,035,040	USD	400,000	Citibank, N.A.	10/25/10	(1,224)
MXN	10,028,339	USD	790,000	Citibank, N.A.	10/25/10	4,246
USD	1,580,000	MXN	19,836,742	Morgan Stanley Capital Services, Inc.	10/25/10	8,926
EUR	710,000	USD	952,155	Citibank, N.A.	10/27/10	15,565
USD	1,904,322	EUR	1,430,000	Deutsche Bank AG	10/27/10	(44,748)
USD	255,000	BRL	438,900	Royal Bank of Scotland Plc	11/03/10	(2,510)
INR	8,211,000	USD	175,000	Goldman Sachs Bank USA	11/10/10	6,346
INR	13,160,000	USD	280,000	Goldman Sachs Bank USA	11/10/10	10,648
INR	16,432,500	USD	350,000	Morgan Stanley Capital Services, Inc.	11/10/10	12,924
INR	19,788,720	USD	420,000	Morgan Stanley Capital Services, Inc.	11/10/10	17,048
INR	10,368,400	USD	230,000	Royal Bank of Scotland Plc	11/10/10	(1,006)
INR	10,361,500	USD	230,000	UBS AG	11/10/10	(1,159)
KRW	205,362,500	USD	175,000	Deutsche Bank AG	11/10/10	4,790
KRW	410,900,000	USD	350,000	Royal Bank of Scotland Plc	11/10/10	9,733
MYR	1,044,865	USD	335,000	Deutsche Bank AG	11/10/10	2,509
MYR	1,111,680	USD	360,000	Morgan Stanley Capital Services, Inc.	11/10/10	(909)
MYR	1,043,525	USD	335,000	Morgan Stanley Capital Services, Inc.	11/10/10	2,076
USD	350,000	INR	16,534,000	Morgan Stanley Capital Services, Inc.	11/10/10	(15,165)
USD	430,000	INR	19,487,600	Morgan Stanley Capital Services, Inc.	11/10/10	(398)
USD	45,783	EUR	36,000	Citibank, N.A.	11/17/10	(3,276)
BRL	382,844	USD	220,000	HSBC Securities, Inc.	11/24/10	3,625

Total						$(611)

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	3

Schedule of Investments (concluded)	BlackRock Emerging Market Debt Portfolio

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
10.30%(a)	BZDIOVRA Index	Deutsche Bank AG	January 2011	BRL	1,870	$2,775
11.22%(a)	BZDIOVRA Index	UBS AG	January 2012	BRL	5,520	(8,511)
5.33%(a)	28-day MXIBTIIE	Deutsche Bank AG	July 2012	MXN	70,000	14,983
5.63%(a)	28-day MXIBTIIE	Citibank, N.A.	August 2014	MXN	15,000	(979)
5.64%(a)	28-day MXIBTIIE	Goldman Sachs Bank USA	August 2014	MXN	9,000	(301)
5.99%(a)	28-day MXIBTIIE	Citibank, N.A.	September 2015	MXN	25,590	12,887
6.49%(b)	28-day MXIBTIIE	Citibank, N.A.	September 2020	MXN	14,430	—

Total						$20,854

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Kingdom of Spain	1.00%	Morgan Stanley Capital Services, Inc.	June 2015	USD	340	$4,680
Peoples Republic of China	1.00%	UBS AG	September 2015	USD	1,530	(3,945)
Republic of France	0.25%	JPMorgan Chase Bank, N.A.	December 2019	USD	400	15,815

Total						$16,550

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its Semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$38,691,927	—	$38,691,927
Short-Term Securities	—	5,554,499	—	5,554,499

Total	—	$44,246,426	—	$44,246,426

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$20,495	—	$20,495
Foreign currency exchange contracts	$9,160	285,220	—	294,380
Interest rate contracts	—	30,645	—	30,645
Liabilities:
Credit contracts	—	(3,945)	—	(3,945)
Foreign currency exchange contracts	(7,742)	(255,011)	—	(262,753)
Interest rate contracts	—	(9,791)	—	(9,791)

Total	$1,418	$67,613	—	$69,031

[2]

Derivative financial instruments are options purchased, foreign currency exchange contracts and swaps. Foreign currency exchange contracts and swaps are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at value.

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
France — 0.1%
Auto ABS, Series 2007-1, Class A,
1.00%, 2/25/19(a)	EUR	283	$381,183

Ireland — 0.3%
Cars Alliance Funding Plc, Series 2007-1, Class A,
0.92%, 10/08/23(a)		700	945,032

Italy — 0.3%
Auto ABS, Series 2007-2, Class A,
1.02%, 10/25/20(a)		700	941,524

Luxembourg — 0.1%
Bavarian Sky SA, Series 1, Class A,
0.70%, 8/15/15(a)		170	231,073

Netherlands — 0.7%
Globaldrive BV, Series 2008-2, Class A,
4.00%, 10/20/16		816	1,128,564
STORM BV, Series 2010-1, Class A1,
1.68%, 3/22/52(a)		867	1,167,184

			2,295,748

United States — 1.7%
Ally Auto Receivables Trust, Series 2009-B, Class A2,
1.21%, 6/15/12(b)	USD	2,091	2,096,960
Bank of America Auto Trust, Series 2009-2A, Class A2,
1.16%, 2/15/12(b)		798	798,443
Home Equity Asset Trust, Series 2007-2, Class 2A1,
0.37%, 7/25/37(a)		470	463,279
SLM Student Loan Trust, Series 2003-10,
5.15%, 9/17/15	GBP	1,280	1,949,382

			5,308,064

Total Asset-Backed Securities — 3.2%			10,102,624

Corporate Bonds
Australia — 1.3%
Commonwealth Bank of Australia,
5.75%, 12/17/13	AUD	3,180	3,085,149
European Investment Bank,
6.00%, 8/06/20		1,125	1,081,801

			4,166,950

Canada — 1.9%
Royal Bank of Canada,
4.63%, 12/07/10	GBP	3,830	6,045,259

Denmark — 0.0%
Nykredit Realkredit A/S,
2.29%, 10/01/38(a)	DKK	5	932

Finland — 0.7%
Nordic Investment Bank:
3.00%, 4/08/14	EUR	877	1,250,032
6.00%, 8/20/14	AUD	1,035	1,014,035

			2,264,067

France — 0.5%
BNP Paribas,
5.43%, 9/07/17	EUR	450	707,052
Credit Agricole Covered Bonds,
3.50%, 7/21/14		600	858,030

			1,565,082

Germany — 2.8%
Kreditanstalt fuer Wiederaufbau:
5.50%, 8/08/13	AUD	550	533,260
5.50%, 1/22/18	EUR	5,000	8,173,958

			8,707,218

Ireland — 0.6%
DEPFA ACS Bank,
1.65%, 12/20/16	JPY	200,000	1,979,154

Japan — 3.7%
East Japan Railway Co.,
4.75%, 12/08/31	GBP	750	1,191,314
European Investment Bank,
1.40%, 6/20/17	JPY	824,500	10,419,426

			11,610,740

Luxembourg — 2.3%
European Union:
3.25%, 11/07/14	EUR	2,050	2,952,351
3.13%, 1/27/15		2,500	3,584,788
2.38%, 9/22/17		560	764,792

			7,301,931

Netherlands — 1.5%
ABN Amro Bank NV,
3.75%, 7/15/14		700	1,008,884
Fortis Bank Nederland NV,
3.38%, 5/19/14		750	1,075,562
LeasePlan Corp. NV,
3.25%, 5/22/14		950	1,358,664
Volkswagen International Finance NV,
1.63%, 8/12/13(b)	USD	1,185	1,191,164

			4,634,274

Qatar — 0.5%
Qatari Diar Finance QSC,
5.00%, 7/21/20(b)		1,400	1,469,920

Spain — 0.6%
Caja de Ahorros de Valencia Castellon y Alicante,
3.00%, 3/12/12	EUR	1,300	1,774,477

Sweden — 1.7%
Nordea Hypotek AB,
4.25%, 11/23/10		2,485	3,401,805
Svenska Handelsbanken AB,
2.88%, 9/14/12(b)	USD	1,700	1,749,047

			5,150,852

Switzerland — 0.8%
European Investment Bank,
2.00%, 8/29/16	CHF	2,440	2,592,394

United Kingdom — 1.9%
Lloyds TSB Bank Plc,
6.50%, 9/17/40	GBP	740	1,193,261
Network Rail Infrastructure Finance Plc,
4.88%, 11/27/15		1,630	2,885,692
Northern Rock Asset Management Plc,
3.88%, 10/18/11	EUR	1,450	1,995,840

			6,074,793

United States — 4.0%
The Boeing Co.,
1.88%, 11/20/12	USD	890	907,658
Citigroup, Inc.,
2.24%, 12/09/22	JPY	200,000	2,190,422
Crown Castle Towers LLC,
6.11%, 1/15/20(b)	USD	800	883,784
General Electric Capital Corp.,
6.50%, 9/28/15	NZD	5,245	3,970,178
JPMorgan Chase & Co.,
3.63%, 12/12/11	EUR	3,300	4,626,550

			12,578,592

Total Corporate Bonds — 24.8%			77,916,635

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Agency Obligations
Canada — 1.0%
CDP Financial, Inc.,
3.00%, 11/25/14(b)	USD	2,900	$3,011,438

France — 0.7%
Société Financement de l’Economie Francaise,
3.38%, 5/05/14(b)		2,140	2,302,133

Germany — 0.6%
Dusseldorfer Hypothekenbank AG,
1.00%, 8/04/11	EUR	1,340	1,825,306

Ireland — 1.3%
The Governor & Co. of the Bank of Ireland,
2.75%, 3/02/12(b)	USD	2,000	1,976,707
Irish Life & Permanent Group Holdings Plc,
3.60%, 1/14/13(b)		2,100	1,984,034

			3,960,741

Japan — 0.2%
Japan Finance Corp.,
2.00%, 6/24/11		200	202,081
Japan Finance Organization For Municipalities,
5.88%, 3/14/11		480	492,028

			694,109

New Zealand — 0.6%
ANZ National International Ltd.,
3.25%, 4/02/12(b)		1,900	1,974,345

Norway — 0.3%
Eksportfinans ASA,
3.00%, 11/17/14		995	1,049,133

Spain — 0.5%
Instituto de Credito Oficial:
4.45%, 4/20/11	CAD	860	844,148
4.53%, 3/17/16		700	642,654

			1,486,802

Total Foreign Agency Obligations — 5.2%			16,304,007

Foreign Government Obligations
Australia — 5.5%
Australia Government Bond,
3.00%, 9/20/25	AUD	1,490	1,585,728
New South Wales Treasury Corp.,
2.75%, 11/20/25		3,370	3,366,450
Queensland Treasury Corp.,
6.00%, 9/14/17		12,305	12,355,728

			17,307,906

Belgium — 0.8%
Belgium Government Bond,
2.75%, 3/28/16	EUR	1,895	2,633,248

Canada — 0.1%
Canadian Government Bond,
3.50%, 6/01/20	CAD	420	433,593

Denmark — 3.1%
Kingdom of Denmark,
3.13%, 3/17/14	EUR	6,800	9,777,190

Finland — 4.0%
Finland Government Bond,
4.25%, 7/04/15		8,290	12,637,746

France — 5.0%
France Government Bond,
4.00%, 10/25/38		9,464	14,665,110
Reseau Ferre de France,
5.50%, 12/01/21	GBP	600	1,104,796

			15,769,906

Ireland — 1.5%
Ireland Government Bond:
4.00%, 1/15/14	EUR	1,905	2,486,312
5.00%, 10/18/20		1,810	2,167,810

			4,654,122

Italy — 9.9%
Italy Buoni Poliennali Del Tesoro:
3.50%, 6/01/14		3,660	5,148,668
4.25%, 2/01/15		5,945	8,621,360
3.00%, 4/15/15		2,876	3,962,430
4.50%, 2/01/20		1,625	2,345,832
4.25%, 3/01/20		4,490	6,345,521
5.00%, 9/01/40		3,240	4,594,498

			31,018,309

Japan — 17.7%
Japan Finance Organization for Municipalities,
2.00%, 5/09/16	JPY	1,000,000	13,061,907
Japan Government (10 Year Issue),
1.40%, 9/20/19		50	628
Japan Government (20 Year Issue),
2.10%, 12/20/27		2,472,400	31,997,204
Japan Government CPI Linked Bond:
Series 4, 0.50%, 6/10/15		266,848	3,243,281
Series 9, 1.10%, 9/10/16		300,833	3,590,914
Series 14, 1.20%, 12/10/17		101,245	1,228,714
Series 15, 1.40%, 3/10/18		192,851	2,316,483

			55,439,131

Spain — 2.4%
Kingdom of Spain:
4.00%, 4/30/20	EUR	820	1,111,964
4.85%, 10/31/20		980	1,413,124
5.75%, 7/30/32		2,897	4,412,915
4.20%, 1/31/37		340	413,025

			7,351,028

United Kingdom — 3.0%
United Kingdom Treasury Bonds:
4.75%, 12/07/38	GBP	250	450,670
4.25%, 9/07/39		1,850	3,078,489
4.50%, 12/07/42		3,430	5,958,773

			9,487,932

Total Foreign Government Obligations — 53.0%			166,510,111

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.7%
United States — 0.7%
Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
1.00%, 11/25/34(a)	USD	755	612,440
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1,
5.12%, 1/25/35(a)		845	834,491
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 3A2,
6.01%, 8/25/46(a)		847	762,166

			2,209,097

Commercial Mortgage-Backed Securities — 3.1%
United States — 3.1%
Banc of America Commercial Mortgage, Inc.:
Series 2001-1, Class A2, 6.50%, 4/15/11		1,986	2,010,026
Series 2004-5, Class A3, 4.56%, 11/10/41		2,470	2,534,287
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3,
6.64%, 1/17/32		314	314,501
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4,
4.76%, 6/10/36		371	373,306

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3,
5.86%, 10/12/11	USD	4,451	$4,602,649

			9,834,769

Total Non-Agency Mortgage-Backed Securities — 3.8%			12,043,866

Preferred Securities
Capital Trusts
France — 1.0%
Credit Agricole SA,
7.59%, 1/29/49(a)	GBP	900	1,364,321
Société Generale,
7.00%, 12/29/49(a)	EUR	650	870,607
Société Generale,
5.92%, 12/31/49(a)(b)	USD	900	852,764

			3,087,692

United Kingdom — 0.4%
Aviva Plc,
5.70%, 9/29/49(a)	EUR	260	320,773
Aviva Plc,
5.90%, 11/29/49(a)	GBP	750	954,318

			1,275,091

Total Preferred Securities — 1.4%			4,362,783

Taxable Municipal Bonds
Los Angeles Department of Airports RB,
6.58%, 5/15/39	USD	595	668,744
New York City Municipal Water Finance Authority RB:
5.79%, 6/15/41		680	694,260
5.72%, 6/15/42		365	395,124
5.44%, 6/15/43		30	31,269
New York State Urban Development Corp. RB,
5.77%, 3/15/39		590	632,368
State of California GO:
5.50%, 3/01/16		1,710	1,840,405
7.55%, 4/01/39		190	207,330
7.30%, 10/01/39		410	434,727
7.63%, 3/01/40		145	159,328
State of California Various Purposes RB,
5.25%, 4/01/14		100	106,333

Total Taxable Municipal Bonds — 1.7%			5,169,888

U.S. Treasury Obligations
U.S. Treasury Bonds,
4.38%, 5/15/40(c)		376	422,297
U.S. Treasury Notes,
0.38%, 8/31/12		2,435	2,433,193

Total U.S. Treasury Obligations — 0.9%			2,855,490

Total Long-Term Investments (Cost — $269,734,576) — 94.0%			295,265,404

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(d)(e)		13,423,543	13,423,543

Total Short-Term Securities (Cost — $13,423,543) — 4.3%			13,423,543

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
USD Currency, Strike Price JPY 98, Expires 3/23/11		888	7,637

Total Options Purchased (Cost — $159,840) — 0.0%			7,637

Total Investments (Cost — $283,317,959*) — 98.3%			308,696,584
Other Assets Less Liabilities — 1.7%			5,453,301

Net Assets — 100.0%			$314,149,885

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$283,335,067

Gross unrealized appreciation	$28,378,807
Gross unrealized depreciation	(3,017,290)

Net unrealized appreciation	$25,361,517

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2009	Net Activity	Shares held at September 30, 2010	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,227,319	3,196,224	13,423,543	$7,353

(e)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,485,000	USD	3,200,591	Deutsche Bank AG	10/13/10	$186,773
USD	3,051,962	EUR	2,330,000	Citibank, N.A.	10/13/10	(124,117)
AUD	425,800	USD	398,438	UBS AG	10/20/10	12,094
CZK	2,181,400	USD	113,082	Royal Bank of Scotland Plc	10/20/10	7,775
DKK	16,244,000	USD	2,812,531	Morgan Stanley Capital Services, Inc.	10/20/10	158,597
GBP	104,000	USD	162,581	Citibank, N.A.	10/20/10	769
GBP	469,000	USD	724,134	Royal Bank of Scotland Plc	10/20/10	12,511
JPY	23,830,000	USD	275,406	Citibank, N.A.	10/20/10	10,102
JPY	460,000,000	USD	5,452,640	Citibank, N.A.	10/20/10	58,630
JPY	253,000,000	USD	2,950,252	Citibank, N.A.	10/20/10	80,947

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock International Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	72,345,000	USD	854,558	Deutsche Bank AG	10/20/10	$12,209
JPY	57,380,000	USD	679,833	Royal Bank of Scotland Plc	10/20/10	7,638
JPY	4,927,594,000	USD	56,533,417	Royal Bank of Scotland Plc	10/20/10	2,504,194
JPY	26,145,000	USD	305,571	UBS AG	10/20/10	7,672
MXN	30,595,000	USD	2,439,151	Citibank, N.A.	10/20/10	(15,077)
MXN	5,010,000	USD	388,484	Citibank, N.A.	10/20/10	8,464
NOK	4,796,000	USD	773,033	UBS AG	10/20/10	41,569
PLN	7,628,000	USD	2,393,473	Citibank, N.A.	10/20/10	226,668
SEK	14,644,000	USD	1,998,519	Citibank, N.A.	10/20/10	172,914
SGD	1,708,000	USD	1,240,918	Citibank, N.A.	10/20/10	57,711
USD	991,692	AUD	1,095,500	Citibank, N.A.	10/20/10	(64,528)
USD	348,018	AUD	393,000	Citibank, N.A.	10/20/10	(30,890)
USD	17,674,357	AUD	20,556,000	UBS AG	10/20/10	(2,144,581)
USD	300,755	AUD	320,000	UBS AG	10/20/10	(7,771)
USD	189,959	CAD	200,000	Citibank, N.A.	10/20/10	(4,336)
USD	6,023,000	CAD	5,704,139	Deutsche Bank AG	10/20/10	147,051
USD	333,774	CAD	345,000	UBS AG	10/20/10	(1,385)
USD	163,002	CHF	165,000	Citibank, N.A.	10/20/10	(4,944)
USD	650,098	CHF	679,500	UBS AG	10/20/10	(41,530)
USD	2,786,662	GBP	1,825,500	Citibank, N.A.	10/20/10	(80,600)
USD	538,864	GBP	350,000	Citibank, N.A.	10/20/10	(10,871)
USD	99,745	GBP	64,000	Citibank, N.A.	10/20/10	(778)
USD	428,329	GBP	280,000	Deutsche Bank AG	10/20/10	(11,459)
USD	1,932,088	GBP	1,210,000	UBS AG	10/20/10	31,574
USD	1,164,246	JPY	100,000,000	Citibank, N.A.	10/20/10	(33,856)
USD	3,258,860	JPY	274,660,000	Citibank, N.A.	10/20/10	(31,847)
USD	712,388	JPY	60,990,000	Citibank, N.A.	10/20/10	(18,335)
USD	649,588	JPY	54,770,000	Citibank, N.A.	10/20/10	(6,613)
USD	869,170	JPY	73,395,000	Royal Bank of Scotland Plc	10/20/10	(10,177)
USD	997,185	JPY	83,916,000	Royal Bank of Scotland Plc	10/20/10	(8,215)
USD	696,545	JPY	58,775,000	Royal Bank of Scotland Plc	10/20/10	(7,640)
USD	424,358	NZD	585,000	Deutsche Bank AG	10/20/10	(4,155)
USD	3,610,146	NZD	5,004,500	UBS AG	10/20/10	(55,657)
CNY	79,885,400	USD	12,040,000	Citibank, N.A.	10/27/10	(100,322)
KRW	12,513,314,502	USD	11,120,574	Citibank, N.A.	11/10/10	(165,476)
KRW	2,042,010,000	USD	1,724,671	Citibank, N.A.	11/10/10	63,059
MYR	5,877,664	USD	1,846,000	Citibank, N.A.	11/10/10	52,584
USD	10,715,289	KRW	12,513,314,502	Citibank, N.A.	11/10/10	(239,809)
USD	1,780,000	KRW	2,088,029,000	Citibank, N.A.	11/10/10	(48,018)
EUR	415,000	USD	554,636	Citibank, N.A.	11/17/10	10,900
USD	1,822,418	EUR	1,433,000	Citibank, N.A.	11/17/10	(130,385)
USD	807,658	EUR	620,000	Citibank, N.A.	11/17/10	(37,239)
USD	690,432	EUR	528,000	Citibank, N.A.	11/17/10	(29,093)
USD	1,569,451	EUR	1,150,000	Citibank, N.A.	11/17/10	2,303
USD	1,146,843	EUR	891,500	UBS AG	11/17/10	(68,037)
USD	745,866	EUR	560,000	UBS AG	11/17/10	(17,267)
USD	3,110,770	JPY	261,090,000	Citibank, N.A.	11/18/10	(18,289)

Total						$301,411

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
54	Australian Government Bonds (10 year)	Sydney	December 2010	$40,474,649	$6,519
98	Canadian Government Bonds (10 year)	Montreal	December 2010	$12,046,885	76,432
79	Euro-Bund	Eurex	December 2010	$14,154,606	(86,227)
16	Japanese Government Bonds (10 year)	Tokyo	December 2010	$27,488,261	241,903
26	U.S. Treasury Bonds (30 Year)	Chicago	December 2010	$3,476,688	(6,881)

Total					$231,746

•	Financial futures contracts sold as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
346	Australian Government Bonds (3 Year)	Sydney	December 2010	$90,080,681	$128,261
185	Euro-Bobl	Eurex	December 2010	$30,418,041	(245)
180	Euro-Schatz	Eurex	December 2010	$26,767,865	94,604
31	Gilt British	London	December 2010	$6,054,100	35,018
132	U.S. Treasury Notes (2 Year)	Chicago	December 2010	$28,971,938	(54,895)
104	U.S. Treasury Notes (5 Year)	Chicago	December 2010	$12,570,188	(50,563)
176	U.S. Treasury Notes (10 Year)	Chicago	December 2010	$22,184,250	(214,712)

Total					$(62,532)

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock International Bond Portfolio

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
3.14%(a)	6-month PRIBOR	Barclays Bank Plc	May 2013	EUR	14,600	$560,359
3.77%(b)	3-month LIBOR	Citibank, N.A.	April 2020	USD	4,400	(554,995)
3.59%(b)	3-month LIBOR	Citibank, N.A.	May 2020	USD	4,000	(430,032)

Total						$(424,668)

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation
STMicro Electronics NV	0.26%	Citibank, N.A.	September 2012	EUR	950	$5,219

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Imperial Tobacco Group Plc	0.71%	Royal Bank of Scotland Plc	September 2012	BBB	EUR	1,300	$7,062

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its Semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$295,265,404	—	$295,265,404
Short-Term Securities	$13,423,543	—	—	13,423,543

Total	$13,423,543	$295,265,404	—	$308,688,947

[1]	See above Schedule of Investments for values in each security type.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$12,281	—	$12,281
Financial futures contracts	$582,737	—	—	582,737
Foreign currency exchange contracts	—	3,882,345	—	3,882,345
Interest rate contracts	—	560,359	—	560,359
Liabilities:
Financial futures contracts	(413,523)	—	—	(413,523)
Foreign currency exchange contracts	—	(3,573,297)	—	(3,573,297)
Interest rate contracts	—	(985,027)	—	(985,027)

Total	$169,214	$(103,339)	—	$65,875

[2]

Derivative financial instruments are options purchased, foreign currency exchange contracts, financial futures contracts and swaps. Financial futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options purchased are shown at value.

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	9

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Shares		Value
Affiliated Investment Companies(a)
Fixed Income Funds — 22.0%
BlackRock Emerging Market Debt Portfolio, BlackRock Class		2,595,985	$27,751,076
BlackRock Floating Rate Income Portfolio, Institutional Class		2,624,152	26,661,382
BlackRock High Yield Bond Portfolio, BlackRock Class		19,244,482	143,756,279

			198,168,737

	Par (000)
Asset-Backed Securities
Cayman Islands — 0.2%
Nicholas-Applegate CBO I Ltd., Series 2A, Class B,
1.83%, 4/26/13(b)(c)	USD	2,101	1,785,537

United States — 2.3%
321 Henderson Receivables I LLC, Series 2010-2A, Class B,
7.45%, 1/15/28(b)		1,500	1,534,648
Capital One Auto Finance Trust, Series 2006-C, Class A4,
0.29%, 5/15/13(c)		621	617,314
Capital One Multi-Asset Execution Trust:
Series 2004-A8, Class A8, 0.39%, 8/15/14(c)		2,100	2,097,834
Series 2006-A5, Class A5, 0.32%, 1/15/16(c)		2,210	2,189,175
Ford Credit Auto Owner Trust, Series 2009-B, Class A4,
4.50%, 7/15/14		300	323,310
Honda Auto Receivables Owner Trust, Series 2007-3, Class A4,
0.51%, 12/16/13(c)		366	365,883
Nelnet Student Loan Trust, Series 2008-3, Class A4,
1.97%, 11/25/17(c)		1,390	1,442,241
Santander Drive Auto Receivables Trust:
Series 2010-A, Class A2, 1.37%, 8/15/13(b)		525	526,552
Series 2010-A, Class A3, 1.83%, 11/17/14(b)		390	394,217
Series 2010-2, Class B, 2.24%, 12/15/14		1,380	1,382,949
Series 2010-A, Class A4, 2.39%, 6/15/17(b)		200	203,833
Series 2010-2, Class C, 3.89%, 7/17/17		1,625	1,631,029
SLC Student Loan Trust, Series 2006-A, Class A4,
0.65%, 1/15/19(c)		2,640	2,388,957
SLM Student Loan Trust:
Series 2010-C, Class A1, 1.91%, 12/15/17(b)(c)		697	696,732
Series 2008-5, Class A3, 1.62%, 1/25/18(c)		800	824,303
Series 2008-5, Class A4, 2.20%, 7/25/23(c)		1,985	2,079,503
Series 2009-B, Class A1, 6.26%, 7/15/42(b)(c)		1,741	1,705,839

			20,404,319

Total Asset-Backed Securities — 2.5%			22,189,856

Collateralized Debt Obligations
PPM America High Grade CBO I Ltd.:
3.23%, 1/15/13(c)		1,341	1,320,644
9.04%, 1/15/13(b)		402	399,210

Total Collateralized Debt Obligations — 0.2%			1,719,854

Corporate Bonds
Canada — 1.0%
Canadian Natural Resources Ltd.:
5.90%, 2/01/18		230	268,165
6.25%, 3/15/38		700	804,740
Cenovus Energy, Inc.,
6.75%, 11/15/39		130	156,958
Manulife Financial Corp.,
3.40%, 9/17/15		5,840	5,895,679
Nexen, Inc.,
6.40%, 5/15/37		100	108,969
Teck Resources Ltd.:
4.50%, 1/15/21		800	828,818
6.00%, 8/15/40		500	524,469

			8,587,798

Cayman Islands — 0.0%
MBNA America European Structured Offerings No. 7,
5.45%, 4/19/11	EUR	300	414,992

Luxembourg — 0.1%
Covidien International Finance SA,
2.80%, 6/15/15	USD	760	787,552

Netherlands — 0.1%
Kazakhstan Temir Zholy Finance BV,
6.38%, 10/06/20(b)		850	848,946

South Africa — 0.4%
AngloGold Ashanti Holdings Plc:
5.38%, 4/15/20		2,345	2,480,738
6.50%, 4/15/40		910	948,270

			3,429,008

Spain — 0.1%
Telefonica Emisiones SAU,
5.98%, 6/20/11		500	518,578

Switzerland — 0.6%
Credit Suisse New York,
4.38%, 8/05/20		1,420	1,450,191
UBS AG,
2.25%, 8/12/13		4,220	4,262,727

			5,712,918

United Kingdom — 0.5%
BP Capital Markets Plc,
5.25%, 11/07/13		3,450	3,757,505
HSBC Bank Plc,
3.50%, 6/28/15(b)		1,130	1,185,327

			4,942,832

United States — 14.1%
American Express Credit Corp.,
2.75%, 9/15/15		3,100	3,119,440
Anadarko Petroleum Corp.,
6.38%, 9/15/17		1,800	1,983,519
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 11/15/14(b)		2,768	3,106,936
5.38%, 1/15/20		340	383,789
Bank of America Corp.:
6.00%, 9/01/17		70	75,790
7.63%, 6/01/19(d)		700	830,096
5.63%, 7/01/20		1,245	1,315,590

10	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
United States (continued)
Burlington Northern Santa Fe LLC,
5.75%, 5/01/40	USD	240	$264,858
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		1,320	1,567,500
CenterPoint Energy, Inc.,
6.50%, 5/01/18		250	290,175
Citigroup, Inc.:
4.75%, 5/19/15		5,585	5,875,939
8.50%, 5/22/19		2,330	2,880,675
5.38%, 8/09/20		4,115	4,257,511
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/22		370	521,830
ConocoPhillips,
7.00%, 3/30/29		170	204,471
Cox Communications, Inc.,
8.38%, 3/01/39(b)		140	187,939
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/16		3,300	3,332,125
6.00%, 8/15/40		600	619,664
Discovery Communications LLC,
3.70%, 6/01/15		900	953,673
Dominion Resources, Inc.,
5.20%, 8/15/19		1,200	1,372,206
Duke Energy Corp.,
3.35%, 4/01/15		2,000	2,110,340
Enterprise Products Operating LLC:
5.25%, 1/31/20		1,500	1,623,948
6.13%, 10/15/39		80	86,110
Florida Power & Light Co.,
5.69%, 3/01/40		600	690,106
Gannett Co., Inc.,
6.38%, 9/01/15(b)		4,400	4,350,500
General Electric Capital Corp.,
4.38%, 9/16/20		1,890	1,896,999
The Goldman Sachs Group, Inc.:
3.70%, 8/01/15		8,350	8,542,977
5.38%, 3/15/20		1,125	1,185,763
6.00%, 6/15/20		7,250	7,974,181
International Paper Co.,
7.30%, 11/15/39		200	223,898
The Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		4,669	4,960,812
JPMorgan Chase & Co.,
4.40%, 7/22/20		3,800	3,891,607
Kinder Morgan Energy Partners LP,
5.30%, 9/15/20		2,040	2,198,467
Kraft Foods, Inc.:
5.38%, 2/10/20		3,195	3,568,972
6.50%, 2/09/40		60	70,252
Lincoln National Corp.,
7.00%, 6/15/40		180	205,069
MetLife, Inc.,
4.75%, 2/08/21		4,700	4,986,249
MGIC Investment Corp.,
5.38%, 11/01/15		2,710	2,452,550
MGM Resorts International:
13.00%, 11/15/13		860	1,010,500
10.38%, 5/15/14		1,280	1,424,000
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		230	258,718
Morgan Stanley:
4.00%, 7/24/15		2,150	2,191,153
5.50%, 1/26/20(d)		2,920	3,001,325
NBC Universal, Inc.,
4.38%, 4/01/21(b)		2,240	2,267,292
Newmont Mining Corp,
3.00%, 2/15/12		4,000	5,695,000
Oracle Corp.,
5.38%, 7/15/40(b)		2,000	2,151,156
PacifiCorp,
6.25%, 10/15/37		1,620	1,962,891
Philip Morris International, Inc.,
4.50%, 3/26/20		200	218,200
The PMI Group, Inc.,
6.00%, 9/15/16		4,520	3,591,334
The Procter & Gamble Co.,
4.70%, 2/15/19		200	227,606
Progress Energy, Inc.:
5.63%, 1/15/16		940	1,076,501
6.00%, 12/01/39		600	677,678
Prudential Financial, Inc.,
5.38%, 6/21/20		2,700	2,918,568
Radian Group, Inc.:
5.63%, 2/15/13		4,520	4,181,000
5.38%, 6/15/15		4,520	3,830,700
Rockies Express Pipeline LLC,
3.90%, 4/15/15(b)		105	105,042
SBA Tower Trust,
4.25%, 4/15/15(b)		200	212,666
Southern California Edison Co.,
4.50%, 9/01/40		600	586,655
Teva Pharmaceutical Finance Co. LLC,
6.15%, 2/01/36		400	480,748
Time Warner Cable, Inc.,
5.00%, 2/01/20		660	706,814
Transocean, Inc.,
6.00%, 3/15/18		220	233,992
United Technologies Corp.,
5.70%, 4/15/40		400	458,212
Valero Energy Corp.,
6.63%, 6/15/37		560	562,376
Verizon Communications, Inc.,
6.40%, 2/15/38		1,700	1,966,183
Wal-Mart Stores, Inc.,
5.63%, 4/01/40		700	793,010

			126,951,846

Total Corporate Bonds — 16.9%			152,194,470

	Shares
Exchange-Traded Funds — 0.5%
iShares JPMorgan USD Emerging Markets Bond Fund(a)		45,000	5,010,750

	Par (000)
Foreign Agency Obligations
Brazil — 0.6%
Petrobras International Finance Co.:
5.88%, 3/01/18		4,800	5,333,731
5.75%, 1/20/20		410	453,888

			5,787,619

France — 0.0%
Dexia Credit Local SA,
2.00%, 3/05/13(b)		250	251,885

Japan — 0.3%
Japan Finance Corp.,
1.88%, 9/24/15		2,340	2,360,543

Luxembourg — 0.2%
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17		1,370	1,429,937

Norway — 0.0%
Eksportfinans ASA,
1.88%, 4/02/13		430	439,257

Total Foreign Agency Obligations — 1.1%			10,269,241

Foreign Government Obligations
Canada — 0.7%
Canadian Government Bond,
3.50%, 6/01/20	CAD	6,300	6,503,897

Mexico — 0.0%
United Mexican States,
5.63%, 1/15/17	USD	130	148,720

Russia — 0.4%
Russia Federation,
7.50%, 3/31/30(e)		2,730	3,259,867

Venezuela — 0.2%
Republic of Venezuela,
9.25%, 9/15/27		2,000	1,465,000

Total Foreign Government Obligations — 1.3%			11,377,484

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	11

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 6.7%
United States — 6.7%
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A21,
5.91%, 3/25/37(c)	USD	263	$240,849
American Home Mortgage Investment Trust:
Series 2006-1, Class 2A3 5.10%, 12/25/35(c)		4,345	3,091,609
Series 2005-4, Class 5A 5.35%, 11/25/45(c)		1,302	1,016,992
Arkle Master Issuer Plc, Series 2010-1A, Class 2A,
1.52%, 2/17/15(b)(c)		430	426,372
Banc of America Funding Corp.:
Series 2005-H, Class 2A1, 4.08%, 11/20/35(c)		694	525,331
Series 2006-F, Class 1A1, 5.07%, 7/20/36(c)		4,477	3,923,074
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2005-1, Class 4A1, 5.33%, 3/25/35(c)		747	664,701
Series 2007-4, Class 22A1 5.92%, 6/25/47(c)		2,144	1,701,657
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37		711	568,630
Countrywide Alternative Loan Trust:
Series 2006-25CB, Class A2, 6.00%, 10/25/36		594	488,380
Series 2005-28CB, Class 2A5, 5.75%, 8/25/35		234	202,698
Series 2005-50CB, Class 1A1, 5.50%, 11/25/35		4,160	3,316,034
Series 2006-4CB, Class 2A3, 5.50%, 4/25/36		106	89,756
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		1,500	1,121,427
Series 06-OA10, Class 1A1, 1.35%, 8/25/46(c)		2,480	1,357,526
Series 2006-OA21, Class A1, 0.45%, 3/20/47(c)		5,029	2,745,605
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-1, Class A2, 6.00%, 3/25/36		644	602,784
Series 2006-10, Class 1A4, 0.76%, 5/25/36(c)		3,265	2,044,123
Series 2007-10, Class A22, 6.00%, 7/25/37		1,114	893,686
Series 2007-11, Class A1, 6.00%, 8/25/37		2,787	2,332,281
Credit Suisse Mortgage Capital Certificates:
Series 2006-8, Class 3A1, 6.00%, 10/25/21		871	714,589
Series 2006-3, Class 4A3, 5.50%, 4/25/36		5,268	4,695,459
Series 2006-5, Class 3A3, 6.50%, 6/25/36		7,616	4,122,339
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1,
3.35%, 1/25/35(c)		354	327,057
Harborview Mortgage Loan Trust, Series 2006-11, Class A1A,
0.43%, 12/19/36(c)		546	347,642
IndyMac INDA Mortgage Loan Trust, Series 2006-AR2, Class 4A1,
5.61%, 9/25/36		2,874	2,229,552
JP Morgan Mortgage Trust:
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		2,715	2,549,792
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		1,583	1,503,466
Series 2007-S1, Class 2A22 5.75%, 3/25/37		3,058	2,591,573
Merrill Lynch Mortgage Investors, Inc., Series 2005-A7, Class 2A1,
5.35%, 9/25/35(c)		581	528,808
Residential Funding Mortgage Securities I, Series 2007-S6, Class1A16
6.00%, 6/25/37		2,805	2,527,446
Structured Adjustable Rate Mortgage Loan Trust:
Series 2005-11, Class 1A1 2.60%, 5/25/35(c)		3,789	2,773,790
Series 2007-3, Class 2A1, 5.58%, 4/25/47(c)		4,476	3,382,068
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1,
0.38%, 8/25/11(c)		379	376,326
WaMu Mortgage Pass-Through Certificates:
Series 2006-AR18, Class 1A1, 5.19%, 1/25/37(c)		733	566,736
Series 2006-AR10, Class 3A2, 6.01%, 8/25/46(c)		638	574,099
Series 2007-OA4, Class 1A, 1.16%, 5/25/47(c)		660	422,000
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR2, Class 3A1, 4.88%, 3/25/35(c)		610	584,252
Series 2006-AR4, Class 2A4, 5.68%, 4/25/36(c)		500	460,967
Series 2006-AR18, Class 2A1, 5.52%, 11/25/36		2,085	1,741,894

			60,373,370

Commercial Mortgage-Backed Securities — 5.4%
United States — 5.4%
Banc of America Commercial Mortgage, Inc.:
Series 2007-3, Class A2, 5.84%, 7/10/12(c)		250	262,535
Series 2007-3, Class A4, 5.84%, 5/10/17(c)		6,510	6,718,062
Series 2007-4, Class A4, 5.93%, 7/10/17(c)		560	602,328
Series 2006-4, Class A4, 5.63%, 7/10/46		2,200	2,381,497
Series 2007-2, Class A2, 5.63%, 4/10/49		450	467,336
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class AM,
5.45%, 12/15/15		220	220,529
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class A4, 5.89%, 8/15/17		1,250	1,351,108
Series 2006-CD3, Class A5, 5.62%, 10/15/48		1,890	2,057,046
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4,
5.31%, 12/10/46		3,000	3,118,928

12	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
United States (concluded)
Credit Suisse Mortgage Capital Certificates:
Series 2007-C3, Class A2, 5.91%, 6/15/39(c)	USD	450	$466,967
Series 2007-C2, Class A2, 5.45%, 1/15/49		470	483,011
Deutsche Alt-A Securities, Inc. Alternate Loan Trust,
0.76%, 2/25/35(c)		318	239,502
GE Capital Commercial Mortgage Corp., Series 2005-C3, Series A7B
5.04%, 7/10/45		2,250	2,308,556
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.44%, 1/10/17		3,420	3,605,041
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2007-CB18, Class A4, 5.44%, 1/12/17		580	607,949
Series 2007-CB19, Class A4, 5.93%, 4/12/17(c)		570	624,828
Series 2007-LD11, Class A2, 5.99%, 6/15/49(c)		500	522,342
LB-UBS Commercial Mortgage Trust:
Series 2005-C2, Class A5, 5.15%, 4/15/30		3,000	3,207,159
Series 2006-C7, Class AM, 5.38%, 11/15/38		1,000	987,836
Series 2007-C2, Class A3, 5.43%, 2/15/40		1,250	1,307,536
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4,
6.02%, 6/12/17		3,100	3,315,247
Morgan Stanley Capital I:
Series 2007-IQ15, Class A2, 6.04%, 8/11/12(c)		150	158,323
Series 1998-WF2, Class G, 6.34%, 7/15/30(b)		1,950	2,097,629
Series 2004-HQ4, Class A7, 4.97%, 4/14/40		2,000	2,103,888
RBSCF Trust, Series 2010-RR3, Class WBTA,
6.10%, 4/16/17(c)		1,050	1,153,031
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C33, Class A4, 6.10%, 7/15/17		3,280	3,424,351
Series 2007-C34, Class A3, 5.68%, 5/15/46		1,750	1,817,483
Series 2007-C32, Class A2, 5.74%, 6/15/49(c)		2,500	2,602,161

			48,212,209

Total Non-Agency Mortgage-Backed Securities — 12.1%			108,585,579

Preferred Securities
Capital Trusts
United States — 0.0%
Goldman Sachs Capital II,
5.79%(c)		180	152,775

Preferred Stocks
United States — 0.3%
Citigroup Capital XIII,
0.05%		96	2,400,000

Total Preferred Securities — 0.3%			2,552,775

Taxable Municipal Bonds
Chicago O’Hare International Airport RB,
6.40%, 1/01/40		150	160,052
New York City Municipal Water Finance Authority RB,
5.72%, 6/15/42		230	248,982
State of California GO:
6.65%, 3/01/22		500	550,930
7.50%, 4/01/34		190	209,308
7.30%, 10/01/39		2,660	2,820,425
7.35%, 11/01/39		2,940	3,135,716
State of Illinois GO,
6.73%, 4/01/35		200	199,266
University of California RB,
5.95%, 5/15/45		1,800	1,830,654

Total Taxable Municipal Bonds — 1.0%			9,155,333

U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 2.3%
Fannie Mae:
Series 2008-57, Class SE, 5.74%, 2/25/37-6/25/39(c)		38,697	3,813,846
Series 2009-17, Class QS, 6.39%, 3/25/39(c)		17,243	1,698,012
Ginnie Mae:
Series 2007-59, Class SC, 6.24%, 7/20/37(c)		26,506	3,089,592
Series 2007-60, Class SK, 5.84%, 10/20/37(c)		25,707	2,493,217
Series 2008-60, Class LS, 6.14%, 1/20/38(c)		21,655	1,835,148
Series 2008-6, Class SD, 6.20%, 2/20/38(c)		16,659	1,753,298
Series 2008-15, Class CI, 6.23%, 2/20/38(c)		12,513	1,397,814
Series 2008-27, Class SI, 6.21%, 3/20/38(c)		8,608	849,312
Series 2008-36, Class SA, 7.44%, 4/20/38(c)		10,004	1,387,528
Series 2008-50, Class SA, 5.97%, 6/20/38(c)		17,512	1,609,069
Series 2009-93, Class SM, 5.79%, 10/16/39(c)		10,306	901,217

			20,828,053

Mortgage-Backed Securities — 81.1%
Fannie Mae Mortgage-Backed Securities:
3.50%, 10/01/40(f)		21,000	21,150,938
4.00%, 10/01/40(f)		453,400	466,078,062
4.50%, 10/01/40(f)		198,900	207,104,625
5.50%, 10/01/40(f)		4,600	4,888,938
6.00%, 10/01/40(f)		28,000	30,065,000

			729,287,563

Total U.S. Government Sponsored Agency Securities — 83.4%			750,115,616

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	13

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Treasury Obligations
U.S. Treasury Bonds:
4.38%, 5/15/40	USD	100	$112,313
3.88%, 8/15/40		2,710	2,801,462
U.S. Treasury Notes:
0.75%, 9/15/13		56,000	56,183,736
1.25%, 8/31/15(g)		98,300	98,269,330
1.25%, 9/30/15		25,000	24,960,950
3.63%, 2/15/20		50	54,840
3.50%, 5/15/20		22,325	24,233,118
2.63%, 8/15/20(d)(h)		129,495	130,709,016

Total U.S. Treasury Obligations — 37.5%			337,324,765

Total Long-Term Investments (Cost — $1,592,142,510) — 178.8%			1,608,664,460

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.23%(a)(i)		142,750,409	142,750,409

Total Short-Term Securities (Cost — $142,750,409) — 15.9%			142,750,409

	Contracts
Options Purchased
Exchange-Traded Call Options Purchased
CHF Currency, Strike Price EUR 1.25, Expires 2/18/11		510	73,338
USD Currency, Strike Price EUR 1.20, Expires 10/15/10		690	1
USD Currency, Strike Price EUR 1.25, Expires 10/14/10		690	69

			73,408

Exchange-Traded Put Options Purchased
CHF Currency, Strike Price EUR 1.40, Expires 2/17/11		71	6,310
CHF Currency, Strike Price EUR 1.40, Expires 2/21/11		911	80,508

			86,818

	Notional Amount (000)
Options Purchased
Over-the-Counter Call Swaptions Purchased
Receive a fixed rate of 110% CDS on CDX.NA.IG Series 14 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 10/20/10, Broker, Credit Suisse International	USD	75,000	319,185

Over-the-Counter Put Swaptions Purchased
Pay a fixed rate of 130% CDS on CDX.NA.IG Series 14 Version 1 and receive a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, Morgan Stanley Capital Services, Inc.		200,000	431,900
Pay a fixed rate of 140% CDS on iTraxx Euro Series 13 Version 1 and receive a floating rate based on 3-month LIBOR. Expires 12/15/10, Broker, Morgan Stanley Capital Services, Inc.	EUR	150,000	857,023
Pay a fixed rate of 160% CDS on iTraxx Euro Series 13 Version 1 and receive a floating rate based on 3-month LIBOR. Expires 12/15/10, Broker, Morgan Stanley Capital Services, Inc.		150,000	558,567
Pay a fixed rate of 170% CDS on CDX.NA.IG Series 14 Version 1 and receive a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, Morgan Stanley Capital Services, Inc.	USD	200,000	130,860

			1,978,350

Total Options Purchased (Cost — $2,890,912) — 0.3%			2,457,761

Total Investments Before TBA Sale Commitments and Options Written (Cost — $1,737,783,831*) — 195.0%			1,753,872,630

	Par (000)
TBA Sale Commitments(f)
Fannie Mae Mortgage-Backed Securities:
4.00%, 10/01/40	USD	401,400	(412,631,812)
4.50%, 10/01/40		198,900	(207,104,625)
5.50%, 10/01/40		4,600	(4,888,938)
6.00%, 10/01/40		28,000	(30,065,000)

Total TBA Sale Commitments (Proceeds — $653,593,156) — (72.8)%			(654,690,375)

	Contracts
Options Written
Exchange-Traded Call Options Written
CHF Currency, Strike Price EUR 1.25, Expires 2/17/11		80	(11,495)
CHF Currency, Strike Price EUR 1.25, Expires 2/21/11		1,021	(146,664)
CHF Currency, Strike Price EUR 1.40, Expires 2/18/11		456	(40,257)
USD Currency, Strike Price EUR 1.20, Expires 10/14/10		1,379	(1)
USD Currency, Strike Price EUR 1.25, Expires 10/14/10		345	(35)

			(198,452)

14	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio
(Percentages shown are based on Net Assets)

	Notional Amount (000)		Value
Options Written
Over-the-Counter Call Swaptions Written
Pay a fixed rate of 100% CDS on CDX.NA.IG Series 14 Version 1 and receive a floating rate based on 3-month LIBOR, Expires 10/20/10, Broker, Credit Suisse International	USD	150,000	$(263,835)
Pay a fixed rate of 2.160% and receive a floating rate based on 3-month LIBOR, Expires 12/29/10, Broker, Deutsche Bank AG		13,900	(51,878)
Pay a fixed rate of 3.140% and receive a floating rate based on 3-month LIBOR, Expires 9/13/11, Broker, UBS AG		25,000	(1,185,654)
Pay a fixed rate of 3.230% and receive a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	10,700	(707,878)
Pay a fixed rate of 85% CDS on CDX.NA.IG Series 14 Version 1 and receive a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, Morgan Stanley Capital Services, Inc.	USD	200,000	(255,820)

			(2,465,065)

Over-the-Counter Put Swaptions Written
Receive a fixed rate of 150% CDS on CDX.NA.IG Series 14 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, Morgan Stanley Capital Services, Inc.		400,000	(459,600)
Receive a fixed rate of 150% CDS on iTraxx Euro Series 13 Version 1 and pay a floating rate based on 3-month LIBOR, Expires 12/15/10, Broker, Morgan Stanley Capital Services, Inc.	EUR	300,000	(1,365,778)
Receive a fixed rate of 3.140% and pay floating rate based on 3-month LIBOR, Expires 9/13/11, Broker, UBS AG	USD	25,000	(721,955)
Receive a fixed rate of 3.160% and pay a floating rate based on 3-month LIBOR, Expires 12/29/10, Broker, Deutsche Bank AG		13,900	(70,719)
Receive a fixed rate of 3.230% and pay a floating rate based on 3-month LIBOR, Expires 9/03/13, Broker, Citibank, N.A.	EUR	10,700	(663,557)

			(3,281,609)

Total Options Written (Premiums Received — $6,093,983) — (0.7)%			(5,945,126)

Total Investments Net of TBA Sale Commitments and Options Written — 121.5%			1,093,237,129
Liabilities in Excess of Other Assets — (21.5)%			(193,791,027)

Net Assets — 100.0%			$899,446,102

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,737,901,576

Gross unrealized appreciation	$17,636,400
Gross unrealized depreciation	(1,665,346)

Net unrealized appreciation	$15,971,054

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at December 31, 2009	Shares Purchased		Shares Sold	Shares held at September 30, 2010	Value at September 30, 2010	Realized Gain/(Loss)	Income
BlackRock Emerging Market Debt Portfolio, BlackRock Class	67,134	2,534,855		6,004	2,595,985	$27,751,076	$165	$368,352
BlackRock Floating Rate Income Portfolio, Institutional Class	—	2,624,152		—	2,624,152	$26,661,382	—	$86,800
BlackRock High Yield Bond Portfolio, BlackRock Class	649,382	19,359,075		763,975	19,244,482	$143,756,279	$89,889	$2,350,896
BlackRock International Bond Portfolio, BlackRock Class	120,994	1,555,438		1,676,432	—	—	$(653,915)	$51,953
BlackRock Liquidity Funds, TempFund, Institutional Class	—	142,750,409	**	—	142,750,409	$142,750,409	—	$33,397

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	15

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Affiliate	Shares held at December 31, 2009	Shares Purchased	Shares Sold	Shares held at September 30, 2010	Value at September 30, 2010	Realized Gain/(Loss)	Income
BlackRock Total Return Fund, BlackRock Class	620,738	32,894,235	33,514,973	—	—	$7,393,321	$3,690,560
iShares JPMorgan USD Emerging Markets Bond Fund	—	90,000	45,000	45,000	$5,010,750	$(4,019)	$—

**	Represents net shares purchased.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.

(d)	Security, or a portion thereof, has been pledged as collateral for swap contracts.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas	$(28,405,938)	$14,492
Citibank, N.A.	$322,630,344	$1,639,180
Credit Suisse International	$(60,893,563)	$(233,719)
Deutsche Bank AG	$73,714,844	$239,156
Goldman Sachs Bank USA	$(117,366,125)	$(935,941)
Greenwich Capital Markets	$4,008,469	$3,351
JPMorgan Chase Bank, N.A.	$12,950,438	$16,754
Morgan Stanley Capital Services, Inc.	$28,709,438	$94,188
Nomura Securities International, Inc.	$7,091,906	$21,504
RBC Dain Rauscher, Inc.	$(167,842,625)	$156,156

(g)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(h)	All or a portion of security pledged as collateral in connection with open financial futures contracts.

(i)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of September 30, 2010 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
Citibank, N.A.	0.04%	9/27/10	3/27/11	$98,073,970	$98,054,250

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	14,666,156	EUR	11,245,000	Citibank, N.A.	10/14/10	$(401,135)
CHF	3,671,441	EUR	2,770,000	Goldman Sachs Bank USA	10/14/10	(39,066)
CHF	3,561,791	EUR	2,770,000	Greenwich Capital Markets	10/14/10	(150,667)
EUR	2,770,000	CHF	3,561,888	Goldman Sachs Bank USA	10/14/10	150,569
EUR	11,245,000	CHF	14,762,042	Goldman Sachs Bank USA	10/14/10	303,544
EUR	2,770,000	CHF	3,616,401	Royal Bank of Scotland Plc	10/14/10	95,085
EUR	5,870,000	USD	7,670,576	Citibank, N.A.	10/14/10	330,905
EUR	5,710,000	USD	7,290,471	Goldman Sachs Bank USA	10/14/10	492,911
EUR	5,870,000	USD	7,658,296	Royal Bank of Scotland Plc	10/14/10	343,184
EUR	1,295,000	USD	1,647,939	UBS AG	10/14/10	117,294
JPY	476,453,025	USD	5,700,000	BNP Paribas	10/14/10	8,093
JPY	621,574,745	USD	7,370,000	BNP Paribas	10/14/10	76,708
JPY	454,683,125	USD	5,350,000	BNP Paribas	10/14/10	97,281
JPY	27,350,000	USD	324,603	Citibank, N.A.	10/14/10	3,060
JPY	467,978,500	USD	5,500,000	Citibank, N.A.	10/14/10	106,565
JPY	9,632,745	USD	115,000	Greenwich Capital Markets	10/14/10	404
JPY	615,569,100	USD	7,340,000	JPMorgan Chase Bank, N.A.	10/14/10	34,758
JPY	628,406,283	USD	7,495,000	Morgan Stanley Capital Services, Inc.	10/14/10	33,553
JPY	471,211,485	USD	5,505,000	Royal Bank of Scotland Plc	10/14/10	140,298
USD	7,637,986	EUR	5,870,000	Citibank, N.A.	10/14/10	(363,495)
USD	7,675,742	EUR	5,870,000	Citibank, N.A.	10/14/10	(325,739)
USD	3,654,129	EUR	2,855,000	Citibank, N.A.	10/14/10	(237,562)
USD	3,663,822	EUR	2,855,000	Goldman Sachs Bank USA	10/14/10	(227,870)
USD	3,710,000	JPY	312,561,935	BNP Paribas	10/14/10	(34,614)
USD	7,475,000	JPY	626,726,425	BNP Paribas	10/14/10	(33,427)
USD	3,685,000	JPY	311,312,485	Citibank, N.A.	10/14/10	(44,645)
USD	7,495,000	JPY	631,071,505	Deutsche Bank AG	10/14/10	(65,483)
USD	7,475,000	JPY	625,840,637	Deutsche Bank AG	10/14/10	(22,815)
USD	3,685,000	JPY	310,947,670	Goldman Sachs Bank USA	10/14/10	(40,274)
USD	3,655,000	JPY	308,518,550	Greenwich Capital Markets	10/14/10	(41,173)
USD	7,195,000	JPY	606,614,407	UBS AG	10/14/10	(72,477)

16	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	11,853,684	ZAR	6,616,684	Citibank, N.A.	10/19/10	$(7,077)
ZAR	6,060,000	MXN	10,880,124	JPMorgan Chase Bank, N.A.	10/19/10	4,601
GBP	6,176,400	USD	9,775,135	Royal Bank of Scotland Plc	10/20/10	(74,034)
USD	5,941,377	CAD	6,273,500	Citibank, N.A.	10/20/10	(153,167)
USD	4,997,826	GBP	3,274,000	Citibank, N.A.	10/20/10	(144,555)
USD	3,947,089	GBP	2,535,000	UBS AG	10/20/10	(34,566)
CNY	17,740,314	USD	2,628,000	Citibank, N.A.	10/27/10	23,469
CNY	85,321,782	USD	12,610,000	Citibank, N.A.	10/27/10	142,200
CNY	15,572,000	USD	2,327,479	HSBC Securities, Inc.	10/27/10	(87)
CNY	26,203,610	USD	3,860,000	HSBC Securities, Inc.	10/27/10	56,394
USD	8,773,862	CNY	59,750,000	HSBC Securities, Inc.	10/27/10	(156,378)
USD	1,269,737	EUR	986,000	UBS AG	10/27/10	(74,167)
EUR	1,715,000	USD	2,283,248	UBS AG	11/10/10	53,992
EUR	9,314,000	USD	12,632,131	UBS AG	11/10/10	61,194
USD	9,775,609	EUR	7,250,650	Deutsche Bank AG	11/10/10	(105,737)
NOK	2,995,000	CZK	9,294,084	UBS AG	11/15/10	(6,698)
NOK	4,798,000	EUR	604,284	Citibank, N.A.	11/15/10	(9,730)
SEK	7,620,000	CZK	19,939,932	Deutsche Bank AG	11/15/10	24,884
CHF	3,190,000	EUR	2,387,099	Citibank, N.A.	11/22/10	(4,813)
CHF	1,810,000	EUR	1,402,775	UBS AG	11/22/10	(68,602)
EUR	1,236,763	CHF	1,600,000	UBS AG	11/22/10	56,201
JPY	100,000,000	KRW	1,427,500,000	HSBC Securities, Inc.	11/22/10	(50,528)
KRW	909,280,000	JPY	66,230,124	HSBC Securities, Inc.	11/22/10	1,830
KRW	1,275,593,000	JPY	92,814,275	HSBC Securities, Inc.	11/22/10	3,734
KRW	1,454,839,000	JPY	105,423,115	HSBC Securities, Inc.	11/22/10	9,453
USD	1,534,629	JPY	131,713,686	Citibank, N.A.	11/22/10	(43,977)
EUR	549,591	HUF	157,778,838	Citibank, N.A.	11/29/10	(23,192)
EUR	316,911	HUF	88,435,000	Deutsche Bank AG	11/29/10	(919)
HUF	247,040,442	PLN	3,454,000	UBS AG	11/29/10	26,270
PLN	1,204,000	EUR	303,192	UBS AG	11/29/10	(904)
PLN	2,243,000	EUR	559,230	UBS AG	11/29/10	5,952
USD	1,020,000	ZAR	7,181,004	Citibank, N.A.	11/29/10	(65)
MXN	13,610,169	CAD	1,090,000	Deutsche Bank AG	12/22/10	14,420
NZD	860,973	USD	630,000	HSBC Securities, Inc.	1/11/11	(3,632)
USD	630,000	IDR	5,664,960,000	HSBC Securities, Inc.	1/11/11	—
USD	222,000	UAH	1,809,300	Citibank, N.A.	1/27/11	(1,492)
USD	110,000	UAH	896,500	Citibank, N.A.	1/27/11	(739)
USD	110,000	UAH	890,450	Citibank, N.A.	1/27/11	8
USD	100,000	UAH	812,000	HSBC Securities, Inc.	1/27/11	(301)
CNY	29,875,000	USD	4,441,719	HSBC Securities, Inc.	7/27/11	60,782
USD	6,306,380	CNY	42,251,485	Citibank, N.A.	7/27/11	(61,398)
USD	1,314,000	CNY	8,772,264	Citibank, N.A.	7/27/11	(8,080)
USD	1,930,000	CNY	12,935,825	HSBC Securities, Inc.	7/27/11	(19,575)
USD	1,178,804	CNY	7,786,000	HSBC Securities, Inc.	7/27/11	5,365

Total						$(269,894)

•	Financial futures contracts sold as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
376	U.S. Treasury Notes (2 year)	Chicago	December 2010	$82,526,125	$(8,138)
603	U.S. Treasury Notes (5 Year)	Chicago	December 2010	$72,882,914	20,467
757	U.S. Treasury Notes (10 Year)	Chicago	December 2010	$95,417,484	6
33	U.S. Treasury Bonds (30 Year)	Chicago	December 2010	$4,412,719	(809)
127	Ultra Treasury Bonds	Chicago	December 2010	$17,942,719	(131,831)
142	Euro Dollar Futures	Chicago	December 2010	$35,372,200	(7,303)
142	Euro Dollar Futures	Chicago	March 2011	$35,354,450	(10,303)
142	Euro Dollar Futures	Chicago	June 2011	$35,327,825	(13,553)
125	Euro Dollar Futures	Chicago	September 2011	$31,068,750	(12,364)
89	Euro Dollar Futures	Chicago	December 2011	$22,094,250	(14,468)
89	Euro Dollar Futures	Chicago	March 2012	$22,064,213	(19,218)
89	Euro Dollar Futures	Chicago	June 2012	$22,030,838	(23,605)
74	Euro Dollar Futures	Chicago	September 2012	$18,290,025	(16,797)
51	Euro Dollar Futures	Chicago	December 2012	$12,582,975	(14,279)
51	Euro Dollar Futures	Chicago	March 2013	$12,561,938	(13,967)
51	Euro Dollar Futures	Chicago	June 2013	$12,537,712	(13,504)
33	Euro Dollar Futures	Chicago	September 2013	$8,096,962	(44)

Total					$(279,710)

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	17

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.63%(a)	3-month LIBOR	Citibank, N.A.	September 2012	USD	4,500	$(2,757)
2.56%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	USD	8,300	(9,775)
2.82%(a)	3-month LIBOR	Citibank, N.A.	September 2020	USD	1,000	(23,982)
2.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	USD	4,300	(58,267)
2.68%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	USD	5,600	(65,347)
2.80%(a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2020	USD	2,400	(52,546)
2.73%(a)	3-month LIBOR	UBS AG	September 2020	USD	7,900	(125,160)
2.69%(a)	3-month LIBOR	Citibank, N.A.	September 2020	USD	11,700	(133,891)
2.62%(a)	3-month LIBOR	Credit Suisse International	September 2020	USD	7,000	(39,311)
2.70%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	USD	27,100	348,194
2.70%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	USD	3,100	(38,285)
2.62%(a)	3-month LIBOR	UBS AG	September 2020	USD	5,300	(29,044)
2.57%(a)	3-month LIBOR	Deutsche Bank AG	September 2020	USD	1,800	(2,159)
2.60%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2020	USD	9,300	34,925
2.55%(a)	3-month LIBOR	UBS AG	September 2020	USD	3,700	3,927
2.56%(a)	3-month LIBOR	Citibank, N.A.	September 2020	USD	5,000	4,974
2.50%(b)	3-month LIBOR	Deutsche Bank AG	September 2020	USD	2,100	(12,553)
3.50%(a)	3-month LIBOR	Deutsche Bank AG	September 2040	USD	4,600	(157,440)
3.48%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	September 2040	USD	2,900	(87,256)

Total						$(445,753)

(a)	Fund pays fixed interest rate and receives floating rate.

(b)	Fund pays floating interest rate and receives fixed rate.

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
Radian Group, Inc.	5.00%	Citibank, N.A.	March 2013	USD	4,520	$(79,042)
Radian Group, Inc.	5.00%	Citibank, N.A.	June 2015	USD	4,520	$(59,916)
Alcoa, Inc.	5.00%	Citibank, N.A.	September 2015	USD	3,250	(130,087)
Alcoa, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2015	USD	3,250	(108,652)
MGIC Investment Corp.	5.00%	Citibank, N.A.	December 2015	USD	2,710	(38,554)
The PMI Group, Inc.	5.00%	Citibank, N.A.	September 2016	USD	4,520	(39,488)

Total						$(455,739)

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2010 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 14 Version 1	5.00%	Citibank, N.A.	June 2015	USD	5,300	(160,090)
CDX.NA.IG Series 14 Version 1	1.00%	Citibank, N.A.	June 2015	USD	11,400	(61,377)
CDX.NA.IG Series 14 Version 1	1.00%	Citibank, N.A.	June 2015	USD	11,400	(72,359)
CDX.NA.IG Series 14 Version 1	1.00%	Citibank, N.A.	June 2015	USD	13,090	(71,606)
CDX.NA.HY Series 14 Version	5.00%	Credit Suisse International	June 2015	USD	2,500	(76,035)
CDX.NA.HY Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	USD	6,500	(211,685)
CDX.NA.HY Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	USD	3,610	(114,307)
CDX.NA.HY Series 14 Version 1	5.00%	Morgan Stanley Capital Services, Inc.	June 2015	USD	8,840	(302,011)
ABX.HE.AAA Series 6 Version 2	0.11%	Credit Suisse International	May 2046	USD	4,882	1,421
ABX.HE.AAA Series 6 Version 2	0.11%	Credit Suisse International	May 2046	USD	5,848	(126,537)

Total						$(1,194,586)

18	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Strategic Income Opportunities Portfolio

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2010 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Assured Guaranty Ltd.	5.00%	Citibank, N.A.	September 2015	AAA	USD	4,000	$47,108
Assured Guaranty Ltd.	5.00%	Deutsche Bank AG	September 2015	AAA	USD	2,200	20,410
Assured Guaranty Ltd.	5.00%	Citibank, N.A.	September 2015	AAA	USD	2,500	(21,252)
MetLife, Inc.	1.00%	Deutsche Bank AG	September 2015	A-	USD	3,200	33,658
MetLife, Inc.	1.00%	Citibank, N.A.	September 2015	A-	USD	5,870	48,816
MetLife, Inc.	1.00%	Citibank, N.A.	September 2015	A-	USD	4,400	7,078

Total							$135,818

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2010 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration	Average Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.IG Series 15 Version 1	1.00%	Credit Suisse International	December 2015	BBB+	USD	25,000	$96,793

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Total return swaps outstanding as of September 30, 2010 were as follows:

Interest Payable Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
—	Credit Suisse International	December 2019	USD	22,523	(11,233)[1]
—	Credit Suisse International	December 2019	USD	10,854	73,290 [2]
6.50%	Credit Suisse International	January 2038	USD	11,808	(40,280)[3]

Total					$21,777

[1]	Based on the fixed volatility of 33.30% of the S&P 500 Index.

[2]	Based on the fixed volatility of 34.55% of the S&P 500 Index.

[3]	Based on the change in the return of the Markit IOS Index referencing the interest component of the 6.50% coupon, 30-year, fixed-rate Fannie Mae residential mortgage-backed securities pools.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Fund’s most recent financial statements as contained in its Semi-annual report.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Affiliated Investment Companies	$198,168,737	—	—	$198,168,737
Asset-Backed Securities	—	$20,404,319	$1,785,537	22,189,856
Collateralized Debt Obligations	—	—	1,719,854	1,719,854
Corporate Bonds	—	152,194,470	—	152,194,470
Exchange-Traded Funds	5,010,750	—	—	5,010,750
Foreign Agency Obligations	—	10,269,241	—	10,269,241
Foreign Government Obligations	—	11,377,484	—	11,377,484
Non-Agency Mortgage-Backed Securities	—	107,006,176	1,579,403	108,585,579
Preferred Securities	—	2,552,775	—	2,552,775
Taxable Municipal Bonds	—	9,155,333	—	9,155,333
U.S. Government Sponsored Agency Securities	—	750,115,616	—	750,115,616
U.S. Treasury Obligations	—	337,324,765	—	337,324,765
Short-Term Securities	142,750,409	—	—	142,750,409
Liabilities:
Investments in Securities:
Long-Term Investments:
TBA Sale Commitments	—	(654,690,375)	—	(654,690,375)

Total	$345,929,896	$745,709,804	$5,084,794	$1,096,724,494

BLACKROCK FUNDS II	SEPTEMBER 30, 2009	19

Schedule of Investments (concluded)	BlackRock Strategic Income Opportunities Portfolio

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	—	$255,284	—	$255,284
Foreign currency exchange contracts	—	3,045,187	—	3,045,187
Interest rate contracts	$20,473	392,020	$2,297,535	2,710,028
Equity risk	—	—	73,290	73,290
Liabilities:
Credit contracts	—	(1,672,998)	—	(1,672,998)
Foreign currency exchange contracts	—	(3,353,307)	—	(3,353,307)
Interest rate contracts	(300,183)	(4,239,414)	(2,385,313)	(6,924,910)
Equity risk	—	—	(11,233)	(11,233)

Total	$(279,710)	$(5,573,228)	$(25,721)	$(5,878,659)

[1]	Derivative financial instruments are foreign currency exchange contracts, financial futures contracts and swaps, which are shown at the unrealized appreciation/ depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Collateralized Debt Obligations	Non-Agency Mortgage-Backed Securities	Total
Balance, as of December 31, 2009	—	—	—	—
Accrued discounts/premiums	$12,775	$811	$(64)	$13,522
Change in unrealized appreciation/depreciation[2]	(383,513)	(6,509)	94,135	(295,887)
Net purchases	2,958,158	1,725,552	1,485,332	6,169,042
Transfers in3	—	—	—	—
Transfers out[3]	(801,883)	—	—	(801,883)

Balance, as of September 30, 2010	$1,785,537	$1,719,854	$1,579,403	$5,084,794

[2]	The change in unrealized appreciation/depreciation on securities still held at September 30, 2010 was $17,083.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

	Equity Contracts	Interest Rate Contracts	Total
Balance, as of December 31, 2009	—	—	—
Accrued discounts/premiums	—	—	—
Change in unrealized appreciation/depreciation[4]	$62,057	$(137,481)	$(75,424)
Net purchases	—	49,703	49,703
Net Sales	—	—	—
Transfers in5	—	—	—
Transfers out[5]	—	—	—

Balance, as of September 30, 2010	$62,057	$(87,778)	$(25,721)

[4]	The change in unrealized appreciation/depreciation on options and swaps still held at September 30, 2010 was $(75,425).

[5]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

20	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: November 22, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: November 22, 2010